Distribution Date:	07/17/23	WFRBS Commercial Mortgage Trust 2013-C18
Determination Date:	07/11/23
Next Distribution Date:	08/17/23
Record Date:	06/30/23	Commercial Mortgage Pass-Through Certificates
Series 2013-C18

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Master Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Balances	8		Tom Klump	(703) 302-8080	tklump@ncb.coop
Current Mortgage Loan and Property Stratification	9-13		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Mortgage Loan Detail (Part 1)	14-15	Special Servicer	LNR Partners, LLC
Mortgage Loan Detail (Part 2)	16-17		Job Warshaw	(305) 695-5600
Principal Prepayment Detail	18		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Historical Detail	19	Trust Advisor	Pentalpha Surveillance LLC
			Don Simon	(203) 660-6100
Delinquency Loan Detail	20
			PO Box 4839 | Greenwich, CT 06831 | United States
Collateral Stratification and Historical Detail	21
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	22		Bank, N.A.
Specially Serviced Loan Detail - Part 2	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Modified Loan Detail	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	25	Trustee	Deutsche Bank Trust Company Americas
Historical Bond / Collateral Loss Reconciliation Detail	26		Karlene Benvenuto		karlene.benvenuto@db.com
Interest Shortfall Detail - Collateral Level	27		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	96221QAA1	1.191000%	48,516,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	96221QAB9	3.027000%	103,340,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	96221QAC7	3.651000%	140,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	96221QAD5	3.896000%	170,000,000.00	118,840,559.41	0.00	385,835.68	0.00	0.00	385,835.68	118,840,559.41	46.87%	30.00%
A-5	96221QAE3	4.162000%	201,014,000.00	201,014,000.00	0.00	697,183.56	0.00	0.00	697,183.56	201,014,000.00	46.87%	30.00%
A-SB	96221QAF0	3.676000%	63,699,000.00	5,375,276.11	2,686,904.32	16,466.26	0.00	0.00	2,703,370.58	2,688,371.79	46.87%	30.00%
A-S	96221QAG8	4.387000%	70,062,000.00	70,062,000.00	0.00	256,135.00	0.00	0.00	256,135.00	70,062,000.00	35.33%	23.25%
B	96221QAJ2	4.833842%	72,657,000.00	72,657,000.00	0.00	292,677.04	0.00	0.00	292,677.04	72,657,000.00	23.36%	16.25%
C	96221QAK9	4.833842%	36,329,000.00	36,329,000.00	0.00	146,340.53	0.00	0.00	146,340.53	36,329,000.00	17.37%	12.75%
D	96221QAM5	4.833842%	66,169,000.00	66,169,000.00	0.00	246,921.44	0.00	0.00	246,921.44	66,169,000.00	6.47%	6.38%
E	96221QAP8	4.833842%	19,462,000.00	19,462,000.00	0.00	0.00	0.00	0.00	0.00	19,462,000.00	3.27%	4.50%
F	96221QAR4	4.833842%	7,785,000.00	7,785,000.00	0.00	0.00	0.00	0.00	0.00	7,785,000.00	1.98%	3.75%
G	96221QAT0	4.833842%	38,923,637.00	17,319,058.50	0.00	0.00	0.00	5,269,629.04	0.00	12,049,429.46	0.00%	0.00%
R	96221QAV5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,037,956,638.00	615,012,894.02	2,686,904.32	2,041,559.51	0.00	5,269,629.04	4,728,463.83	607,056,360.66

X-A	96221QAH6	0.718542%	796,631,000.00	395,291,835.52	0.00	236,694.69	16,362.74	0.00	253,057.43	392,604,931.20
Notional SubTotal			796,631,000.00	395,291,835.52	0.00	236,694.69	16,362.74	0.00	253,057.43	392,604,931.20

Deal Distribution Total					2,686,904.32	2,278,254.20	16,362.74	5,269,629.04	4,981,521.26

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 4.

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				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	96221QAA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	96221QAB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	96221QAC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	96221QAD5	699.06211418	0.00000000	2.26962165	0.00000000	0.00000000	0.00000000	0.00000000	2.26962165	699.06211418
A-5	96221QAE3	1,000.00000000	0.00000000	3.46833335	0.00000000	0.00000000	0.00000000	0.00000000	3.46833335	1,000.00000000
A-SB	96221QAF0	84.38556508	42.18126376	0.25850108	0.00000000	0.00000000	0.00000000	0.00000000	42.43976483	42.20430132
A-S	96221QAG8	1,000.00000000	0.00000000	3.65583340	0.00000000	0.00000000	0.00000000	0.00000000	3.65583340	1,000.00000000
B	96221QAJ2	1,000.00000000	0.00000000	4.02820155	0.00000000	0.00000000	0.00000000	0.00000000	4.02820155	1,000.00000000
C	96221QAK9	1,000.00000000	0.00000000	4.02820144	0.00000000	0.00000000	0.00000000	0.00000000	4.02820144	1,000.00000000
D	96221QAM5	1,000.00000000	0.00000000	3.73167858	0.29652299	1.70868836	0.00000000	0.00000000	3.73167858	1,000.00000000
E	96221QAP8	1,000.00000000	0.00000000	0.00000000	4.02820162	130.98551228	0.00000000	0.00000000	0.00000000	1,000.00000000
F	96221QAR4	1,000.00000000	0.00000000	0.00000000	4.02820167	135.14194220	0.00000000	0.00000000	0.00000000	1,000.00000000
G	96221QAT0	444.94964589	0.00000000	0.00000000	1.79234690	159.56117950	0.00000000	135.38377824	0.00000000	309.56586765
R	96221QAV5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	96221QAH6	496.20443533	0.00000000	0.29711961	0.00000000	0.00000000	0.02053992	0.00000000	0.31765953	492.83160108

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	06/01/23 - 06/30/23	30	0.00	385,835.68	0.00	385,835.68	0.00	0.00	0.00	385,835.68	0.00
A-5	06/01/23 - 06/30/23	30	0.00	697,183.56	0.00	697,183.56	0.00	0.00	0.00	697,183.56	0.00
A-SB	06/01/23 - 06/30/23	30	0.00	16,466.26	0.00	16,466.26	0.00	0.00	0.00	16,466.26	0.00
A-S	06/01/23 - 06/30/23	30	0.00	256,135.00	0.00	256,135.00	0.00	0.00	0.00	256,135.00	0.00
X-A	06/01/23 - 06/30/23	30	0.00	236,694.69	0.00	236,694.69	0.00	0.00	0.00	236,694.69	0.00
B	06/01/23 - 06/30/23	30	0.00	292,677.04	0.00	292,677.04	0.00	0.00	0.00	292,677.04	0.00
C	06/01/23 - 06/30/23	30	0.00	146,340.53	0.00	146,340.53	0.00	0.00	0.00	146,340.53	0.00
D	06/01/23 - 06/30/23	30	93,441.57	266,542.07	0.00	266,542.07	19,620.63	0.00	0.00	246,921.44	113,062.20
E	06/01/23 - 06/30/23	30	2,470,843.18	78,396.86	0.00	78,396.86	78,396.86	0.00	0.00	0.00	2,549,240.04
F	06/01/23 - 06/30/23	30	1,020,720.47	31,359.55	0.00	31,359.55	31,359.55	0.00	0.00	0.00	1,052,080.02
G	06/01/23 - 06/30/23	30	6,140,936.77	69,764.66	0.00	69,764.66	69,764.66	0.00	0.00	0.00	6,210,701.43
Totals			9,725,941.99	2,477,395.90	0.00	2,477,395.90	199,141.70	0.00	0.00	2,278,254.20	9,925,083.69

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	96221QAG8	4.387000%	70,062,000.00	70,062,000.00	0.00	256,135.00	0.00	0.00	256,135.00	70,062,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	96221QAJ2	4.833842%	72,657,000.00	72,657,000.00	0.00	292,677.04	0.00	0.00	292,677.04	72,657,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	96221QAK9	4.833842%	36,329,000.00	36,329,000.00	0.00	146,340.53	0.00	0.00	146,340.53	36,329,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			179,048,000.03	179,048,000.00	0.00	695,152.57	0.00	0.00	695,152.57	179,048,000.00

Exchangeable Certificate Details
PEX	96221QAL7	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	4,981,521.26
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,497,180.99	Master Servicing Fee	15,193.56
Interest Reductions due to Nonrecoverability Determination	(188,064.08)	Certificate Administrator Fee	2,106.42
Interest Adjustments	0.00	Trustee Fee	148.63
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	256.26
ARD Interest	0.00	Trust Advisor Fee	871.90
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,309,116.91	Total Fees	18,576.76

Principal		Expenses/Reimbursements
Scheduled Principal	6,324,256.74	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	1,632,276.62	Special Servicing Fees (Monthly)	8,544.41
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,741.55
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	5,269,629.04
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	7,956,533.36	Total Expenses/Reimbursements	5,281,915.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	16,362.74	Interest Distribution	2,278,254.20
Excess Liquidation Proceeds	0.00	Principal Distribution	2,686,904.32
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	16,362.74
		Borrower Option Extension Fees	0.00
Total Other Collected	16,362.74	Total Payments to Certificateholders and Others	4,981,521.26
Total Funds Collected	10,282,013.01	Total Funds Distributed	10,282,013.02

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	615,012,894.02	615,012,894.02	Beginning Certificate Balance	615,012,894.02
(-) Scheduled Principal Collections	6,324,256.74	6,324,256.74	(-) Principal Distributions	2,686,904.32
(-) Unscheduled Principal Collections	1,632,276.62	1,632,276.62	(-) Realized Losses	5,269,629.04
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	5,269,629.04
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	607,056,360.66	607,056,360.66	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	619,204,772.75	619,204,772.75	Ending Certificate Balance	607,056,360.66
Ending Actual Collateral Balance	611,215,381.36	611,215,381.36

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	5,269,629.04	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	5,269,629.04	0.00	Net WAC Rate	4.83%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	17	90,493,352.12	14.91%	5	5.0998	NAP	Defeased	17	90,493,352.12	14.91%	5	5.0998	NAP
1,000,000 or less	2	1,548,675.82	0.26%	5	4.9231	2.726111	1.30 or less	8	142,476,298.94	23.47%	5	5.2376	0.213900
1,000,001 to 2,000,000	6	9,086,964.79	1.50%	5	5.1138	3.051470	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
2,000,001 to 3,000,000	2	5,324,049.96	0.88%	5	4.9411	1.741967	1.41 to 1.50	1	8,005,995.90	1.32%	5	4.8100	1.453900
3,000,001 to 4,000,000	4	14,513,774.90	2.39%	5	5.0757	2.394281	1.51 to 1.60	1	11,490,384.79	1.89%	5	4.9200	1.523500
4,000,001 to 5,000,000	1	4,944,013.34	0.81%	5	5.1500	2.464100	1.61 to 1.70	2	69,949,929.96	11.52%	5	5.3646	1.670289
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	1	11,466,404.36	1.89%	5	5.0800	1.767700
6,000,001 to 7,000,000	1	6,750,000.00	1.11%	5	4.5510	3.253400	1.81 to 1.90	1	3,475,187.97	0.57%	5	4.7700	1.909800
7,000,001 to 8,000,000	2	14,916,900.98	2.46%	5	5.0289	1.856815	1.91 to 2.00	2	2,671,708.74	0.44%	5	5.4955	1.974627
8,000,001 to 9,000,000	2	16,422,489.27	2.71%	5	5.1154	0.573838	2.01 to 2.25	2	1,849,317.76	0.30%	4	4.8242	2.076596
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.75	8	98,784,753.06	16.27%	5	5.2752	2.535094
10,000,001 to 15,000,000	4	48,658,392.56	8.02%	6	5.0129	2.115029	2.76 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	1	15,871,047.97	2.61%	5	5.0700	1.637200	3.01 or Greater	6	166,393,027.06	27.41%	6	3.9593	3.684134
20,000,001 to 30,000,000	3	61,841,288.37	10.19%	6	5.3569	(0.435791)	Totals	49	607,056,360.66	100.00%	5	4.8700	1.999114
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 90,000,000	3	166,685,410.58	27.46%	5	5.3464	1.637516
90,000,001 or greater	1	150,000,000.00	24.71%	6	3.8585	3.691900
Totals	49	607,056,360.66	100.00%	5	4.8700	1.999114
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	18	90,493,352.12	14.91%	5	5.0998	NAP
							Defeased	18	90,493,352.12	14.91%	5	5.0998	NAP
Arizona	1	2,869,186.32	0.47%	5	5.2500	2.316900
							Lodging	5	100,331,564.05	16.53%	5	5.1941	0.215796
California	5	27,238,500.93	4.49%	5	4.8404	2.118444
							Mixed Use	1	7,465,133.07	1.23%	5	4.9280	1.148700
Florida	2	3,041,724.04	0.50%	5	5.3878	2.469610
							Mobile Home Park	5	9,095,547.35	1.50%	5	5.3521	3.071323
Georgia	1	108,157,763.98	17.82%	5	5.4510	2.548200
							Multi-Family	8	39,315,746.63	6.48%	6	4.8728	2.553405
Illinois	1	20,991,642.83	3.46%	6	5.2570	(2.464400)
							Office	3	35,892,545.25	5.91%	6	5.4549	0.713454
Iowa	2	20,021,497.28	3.30%	6	5.7600	(0.018800)
							Other	1	108,157,763.98	17.82%	5	5.4510	2.548200
Kentucky	2	12,395,781.25	2.04%	5	5.1380	2.525478
							Retail	8	209,036,995.17	34.43%	6	4.1814	3.057550
Michigan	1	837,465.98	0.14%	5	5.2400	2.060400
							Self Storage	2	7,267,713.04	1.20%	5	5.1262	3.297744
New Jersey	2	170,828,148.26	28.14%	6	4.0062	3.389039
							Totals	51	607,056,360.66	100.00%	5	4.8700	1.999114
New York	5	64,554,323.84	10.63%	5	5.0953	0.865281

North Dakota	1	15,871,047.97	2.61%	5	5.0700	1.637200

Ohio	2	15,261,258.68	2.51%	5	5.0040	1.418735

Oklahoma	2	11,466,404.36	1.89%	5	5.0800	1.767700

Pennsylvania	1	8,416,493.37	1.39%	5	5.4060	(0.263300)

Tennessee	1	3,770,873.89	0.62%	5	5.2600	3.025800

Texas	4	30,840,895.56	5.08%	6	5.0107	2.677659

Totals	51	607,056,360.66	100.00%	5	4.8700	1.999114

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	90,493,352.12	14.91%	5	5.0998	NAP	Defeased	17	90,493,352.12	14.91%	5	5.0998	NAP
	4.000% or less	1	150,000,000.00	24.71%	6	3.8585	3.691900	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	2	2,860,603.76	0.47%	4	4.4929	2.251570	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	3	9,916,073.48	1.63%	5	4.5581	2.731273	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	6	47,039,518.32	7.75%	5	4.9184	1.906978	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	9	135,391,306.71	22.30%	5	5.1160	1.386605	49 months or greater	32	516,563,008.54	85.09%	5	4.8297	2.082849
	5.251% to 5.500%	9	149,813,476.18	24.68%	5	5.4087	1.392276	Totals	49	607,056,360.66	100.00%	5	4.8700	1.999114
	5.501% to 5.750%	1	1,520,532.81	0.25%	5	5.5300	1.953600
	5.751% or Greater	1	20,021,497.28	3.30%	6	5.7600	(0.018800)
	Totals	49	607,056,360.66	100.00%	5	4.8700	1.999114
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	90,493,352.12	14.91%	5	5.0998	NAP	Defeased	17	90,493,352.12	14.91%	5	5.0998	NAP
	60 months or less	32	516,563,008.54	85.09%	5	4.8297	2.082849	Interest Only	2	156,750,000.00	25.82%	6	3.8883	3.673017
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	8	144,402,174.40	23.79%	5	5.4584	1.903091
	85 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	21	213,562,082.16	35.18%	5	5.0985	1.035019
	Totals	49	607,056,360.66	100.00%	5	4.8700	1.999114	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months to 480 months	1	1,848,751.98	0.30%	4	4.5000	2.340000
								481 months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	49	607,056,360.66	100.00%	5	4.8700	1.999114
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	17	90,493,352.12	14.91%	5	5.0998	NAP			No outstanding loans in this group
Underwriter's Information		1	54,078,881.99	8.91%	5	5.4510	1.680000
	12 months or less	27	456,457,449.31	75.19%	5	4.7600	2.132743
	13 months to 24 months	4	6,026,677.24	0.99%	4	4.5351	1.918785
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	607,056,360.66	100.00%	5	4.8700	1.999114
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	440000320	RT	Paramus	NJ	Actual/360	3.858%	482,312.50	0.00	0.00	N/A	01/01/24	--	150,000,000.00	150,000,000.00	07/01/23
2A	310921672	98	Atlanta	GA	Actual/360	5.451%	246,477.05	181,338.23	0.00	N/A	12/01/23	--	54,260,220.22	54,078,881.99	07/01/23
2B	300801011				Actual/360	5.451%	246,477.05	181,338.23	0.00	N/A	12/01/23	--	54,260,220.22	54,078,881.99	07/01/23
4	440000315	LO	Jamaica	NY	Actual/360	5.153%	251,852.65	122,301.94	0.00	N/A	12/01/23	--	58,649,948.54	58,527,646.60	07/01/23
8	310917349	RT	Jersey City	NJ	Actual/360	5.070%	88,197.84	47,079.12	0.00	N/A	12/01/23	--	20,875,227.38	20,828,148.26	07/01/23
9	416000120	OF	Cedar Rapids	IA	Actual/360	5.760%	0.00	0.00	0.00	N/A	01/01/24	--	20,021,497.28	20,021,497.28	03/01/18
10	440000318	LO	Chicago	IL	Actual/360	5.257%	0.00	0.00	0.00	N/A	01/01/24	--	20,991,642.83	20,991,642.83	04/01/20
11	301330011	OF	Fargo	ND	Actual/360	5.070%	67,206.75	35,874.30	0.00	N/A	12/01/23	--	15,906,922.27	15,871,047.97	07/01/23
13	790922115	MF	EI Paso	TX	Actual/360	5.000%	54,715.21	25,673.83	0.00	N/A	01/01/24	--	13,131,651.27	13,105,977.44	07/01/23
14	790922117	MF	El Paso	TX	Actual/360	5.050%	53,109.69	24,498.28	0.00	N/A	01/01/24	--	12,620,124.25	12,595,625.97	07/01/23
15	440000310	RT	Oakwood Village	OH	Actual/360	4.902%	47,507.66	26,811.10	0.00	N/A	12/01/23	--	11,629,782.33	11,602,971.23	07/01/23
16	690921522	RT	North Olmsted	OH	Actual/360	4.920%	47,211.44	24,600.87	0.00	N/A	12/01/23	--	11,514,985.66	11,490,384.79	07/01/23
17	301330017	RT	Oklahoma City	OK	Actual/360	5.080%	48,635.64	22,329.88	0.00	N/A	12/01/23	--	11,488,734.24	11,466,404.36	07/01/23
18	301330018	MF	Santa Monica	CA	Actual/360	5.070%	48,736.38	18,360.99	0.00	N/A	11/01/23	--	11,535,237.48	11,516,876.49	07/01/23
19	301330019	RT	Amarillo	TX	Actual/360	4.810%	39,296.06	18,483.64	0.00	N/A	12/01/23	--	9,803,589.78	9,785,106.14	07/01/23
20	440000316	MF	Cleveland	OH	Actual/360	5.022%	37,569.04	17,593.07	0.00	N/A	12/01/23	--	8,977,070.06	8,959,476.99	07/01/23
21	440000313	LO	Royersford	PA	Actual/360	5.406%	37,998.26	18,192.28	0.00	N/A	12/01/23	--	8,434,685.65	8,416,493.37	07/01/23
23	416000116	LO	Florence	KY	Actual/360	5.130%	31,940.56	19,708.27	0.00	N/A	12/01/23	--	7,471,476.18	7,451,767.91	07/01/23
24	440000307	MU	La Mesa	CA	Actual/360	4.928%	30,727.41	17,191.28	0.00	N/A	12/01/23	--	7,482,324.35	7,465,133.07	07/01/23
25	301330025	MF	Perrysburg	OH	Actual/360	5.190%	32,621.29	16,743.11	0.00	N/A	12/01/23	--	7,542,494.53	7,525,751.42	07/01/23
26	780920921	RT	Santa Maria	CA	Actual/360	4.810%	32,151.32	15,122.98	0.00	N/A	12/01/23	--	8,021,118.88	8,005,995.90	07/01/23
27	301330027	LO	Greeley	CO	Actual/360	5.400%	29,865.42	22,129.69	0.00	N/A	01/01/24	--	6,636,760.14	6,614,630.45	07/01/23
30	410921791	RT	Belchertown	MA	Actual/360	4.710%	24,306.75	14,636.18	0.00	N/A	09/01/23	--	6,192,802.32	6,178,166.14	07/01/23
31	440000311	MF	Berkeley	CA	Actual/360	4.551%	25,599.38	0.00	0.00	N/A	12/01/23	--	6,750,000.00	6,750,000.00	07/01/23
32	301330032	MH	Palm Springs	CA	Actual/360	5.200%	22,885.79	5,281,337.24	0.00	N/A	07/05/23	--	5,281,337.24	0.00	07/05/23
33	416000117	LO	Richwood	KY	Actual/360	5.150%	21,274.04	13,045.12	0.00	N/A	12/01/23	--	4,957,058.46	4,944,013.34	07/01/23
34	416000119	RT	Atlanta	GA	Actual/360	4.980%	19,006.53	10,451.47	0.00	N/A	12/01/23	--	4,579,886.27	4,569,434.80	07/01/23
35	440000309	LO	McDonough	GA	Actual/360	5.361%	18,126.25	13,679.00	0.00	N/A	12/01/23	--	4,057,358.92	4,043,679.92	07/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
36	301330036	LO	Fort Wayne	IN	Actual/360	5.550%	17,264.54	12,355.16	0.00	N/A	12/01/23	--	3,732,873.52	3,720,518.36	07/01/23
37	416000118	RT	Toledo	OH	Actual/360	5.260%	16,565.43	8,311.62	0.00	N/A	12/01/23	--	3,779,185.51	3,770,873.89	07/01/23
38	301330038	SS	Mt Juliet	TN	Actual/360	5.260%	16,565.43	8,311.62	0.00	N/A	12/05/23	--	3,779,185.51	3,770,873.89	07/05/23
40	301330040	MH	Various	NY	Actual/360	5.650%	15,612.76	10,868.04	0.00	N/A	12/05/23	--	3,315,983.75	3,305,115.71	07/05/23
41	440000317	SS	Rimforest	CA	Actual/360	4.982%	14,550.71	7,949.62	0.00	N/A	12/01/23	--	3,504,788.77	3,496,839.15	07/01/23
42	301330042	RT	Amarillo	TX	Actual/360	4.770%	13,841.98	7,072.16	0.00	N/A	12/01/23	--	3,482,260.13	3,475,187.97	07/01/23
43	301330043	RT	Georgetown	TX	Actual/360	5.240%	14,660.05	7,403.33	0.00	N/A	12/01/23	--	3,357,264.13	3,349,860.80	07/01/23
45	301330045	MH	Tucson	AZ	Actual/360	5.250%	12,580.40	6,332.58	0.00	N/A	12/05/23	--	2,875,518.90	2,869,186.32	07/05/23
47	470086940	MF	Forest Hills	NY	Actual/360	4.580%	9,392.11	5,951.38	0.00	N/A	11/01/23	--	2,460,815.02	2,454,863.64	07/01/23
49	410921634	RT	Broken Arrow	OK	Actual/360	5.100%	9,590.50	5,069.14	0.00	N/A	09/01/23	--	2,256,587.98	2,251,518.84	07/01/23
50	410921313	RT	Macomb Township	MI	Actual/360	5.000%	6,258.03	11,493.57	0.00	N/A	10/01/23	--	1,501,928.16	1,490,434.59	07/01/23
51	301330051	MF	Augusta	GA	Actual/360	5.460%	9,548.19	4,493.41	0.00	N/A	12/01/23	--	2,098,503.68	2,094,010.27	07/01/23
53	410921437	MH	Kissimmee	FL	Actual/360	5.350%	8,447.05	4,117.26	0.00	N/A	12/01/23	--	1,894,665.37	1,890,548.11	07/01/23
54	301330054	MH	Bay City	MI	Actual/360	5.220%	8,209.87	4,172.94	0.00	N/A	12/05/23	--	1,887,327.22	1,883,154.28	07/05/23
55	301330055	MH	Mission	TX	Actual/360	5.300%	7,374.80	5,662.86	0.00	N/A	12/05/23	--	1,669,767.04	1,664,104.18	07/05/23
56	470087460	MF	Flushing	NY	Actual/360	4.500%	6,939.22	1,706.26	0.00	N/A	11/01/23	--	1,850,458.24	1,848,751.98	07/01/23
57	470087750	MF	Bronxville	NY	Actual/360	4.500%	6,136.03	1,636,274.30	0.00	N/A	11/01/23	--	1,636,274.30	0.00	06/01/23
58	301330058	SS	Bossier City	LA	Actual/360	5.480%	7,334.41	3,429.75	0.00	N/A	12/01/23	--	1,606,075.44	1,602,645.69	07/01/23
60	301330060	MH	Apple Valley	CA	Actual/360	5.530%	7,022.02	3,232.09	0.00	N/A	12/05/23	--	1,523,764.90	1,520,532.81	07/05/23
61	470088000	MF	New York	NY	Actual/360	4.480%	3,801.11	6,304.01	0.00	N/A	11/01/23	--	1,018,155.79	1,011,851.78	07/01/23
63	301330063	MH	Fort Walton Beach	FL	Actual/360	5.450%	5,246.06	3,920.52	0.00	N/A	11/05/23	--	1,155,096.45	1,151,175.93	07/05/23
65	410921940	MF	Armada	MI	Actual/360	5.240%	3,665.02	1,850.82	0.00	N/A	12/01/23	--	839,316.80	837,465.98	07/01/23
66	470087790	MF	New York	NY	Actual/360	4.550%	2,703.23	1,730.82	0.00	N/A	11/01/23	--	712,940.66	711,209.84	07/01/23
Totals							2,309,116.91	7,956,533.36	0.00				615,012,894.02	607,056,360.66
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	86,084,407.06	19,439,367.02	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	85,570,370.67	26,924,238.24	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	462,708.94	4,322,964.46	10/01/21	09/30/22	--	0.00	132,154.85	0.00	0.00	0.00	0.00
8	2,377,028.12	566,637.86	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,150,503.00	22,980.00	01/01/23	03/31/23	12/12/22	21,342,516.54	3,386,523.96	(407.10)	3,172,622.15	0.00	5,269,629.04
10	0.00	(465,588.00)	01/01/23	03/31/23	05/11/23	17,718,232.99	1,463,838.39	(951.62)	2,533,872.96	1,092,964.91	0.00
11	2,238,741.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,530,485.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,262,453.26	630,996.36	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,416,305.01	351,816.50	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,622,883.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	0.00	(26,813.48)	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,667,835.87	1,785,758.15	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	577,761.64	195,199.75	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	940,849.74	223,522.14	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,081,246.09	258,983.88	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	1,142,425.00	1,137,914.00	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	374,716.00	95,549.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	813,890.24	228,728.65	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	1,089,274.46	244,127.50	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	535,360.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	511,654.05	133,860.25	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	5,795.14	0.00
47	198,705.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	420,648.60	104,751.05	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	411,317.00	259,208.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	243,236.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
57	207,456.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	185,299.60	62,145.15	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
61	369,977.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	191,309.00	56,803.55	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
65	158,773.66	36,575.57	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
66	187,250.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	197,024,870.60	56,589,725.60				39,060,749.53	4,982,517.20	(1,358.72)	5,706,495.11	1,098,760.05	5,269,629.04

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
57	470087750	1,632,276.62	Payoff w/ penalty	16,362.74	0.00
Totals		1,632,276.62		16,362.74	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/23	0	0.00	0	0.00	2	41,013,140.11	0	0.00	2	41,013,140.11	0	0.00	0	0.00	1	1,632,276.62	4.870004%	4.814544%	5
06/16/23	0	0.00	0	0.00	2	41,013,140.11	0	0.00	2	41,013,140.11	0	0.00	0	0.00	0	0.00	4.872446%	4.817170%	6
05/17/23	0	0.00	0	0.00	2	41,013,140.11	0	0.00	2	41,013,140.11	0	0.00	0	0.00	0	0.00	4.873004%	4.817752%	7
04/17/23	0	0.00	0	0.00	2	41,013,140.11	0	0.00	2	41,013,140.11	0	0.00	0	0.00	0	0.00	4.873589%	4.818361%	8
03/17/23	0	0.00	0	0.00	2	41,013,140.11	0	0.00	2	41,013,140.11	0	0.00	0	0.00	0	0.00	4.874138%	4.818933%	9
02/17/23	0	0.00	0	0.00	2	41,013,140.11	0	0.00	2	41,013,140.11	0	0.00	0	0.00	0	0.00	4.874775%	4.819597%	10
01/18/23	0	0.00	0	0.00	2	41,013,140.11	0	0.00	2	41,013,140.11	0	0.00	0	0.00	0	0.00	4.875315%	4.820159%	11
12/16/22	0	0.00	0	0.00	2	41,013,140.11	0	0.00	1	20,021,497.28	0	0.00	0	0.00	0	0.00	4.875850%	4.820717%	12
11/18/22	0	0.00	0	0.00	2	41,013,140.11	0	0.00	1	20,021,497.28	0	0.00	0	0.00	0	0.00	4.876413%	4.797404%	13
10/17/22	0	0.00	0	0.00	2	41,105,660.85	0	0.00	1	20,079,331.51	0	0.00	0	0.00	1	22,879,343.09	4.877043%	4.798019%	14
09/16/22	0	0.00	0	0.00	3	85,746,613.70	0	0.00	1	20,140,086.80	0	0.00	0	0.00	0	0.00	4.904297%	4.811395%	15
08/17/22	0	0.00	0	0.00	3	85,895,878.40	0	0.00	1	20,197,335.72	0	0.00	0	0.00	1	3,350,000.00	4.904866%	4.811954%	16
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	416000120	03/01/18	63	6	(407.10)	3,172,622.15	0.00	22,977,643.39	05/03/17	7			06/19/20
10	440000318	04/01/20	38	6	(951.62)	2,533,872.96	6,504,851.25	22,047,209.67	04/17/20	7			12/13/22
Totals					(1,358.72)	5,706,495.11	6,504,851.25	45,024,853.06
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		607,056,361	566,043,221	0		41,013,140
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-23	607,056,361	566,043,221	0	0	0	41,013,140
Jun-23	615,012,894	573,999,754	0	0	0	41,013,140
May-23	616,003,031	574,989,891	0	0	0	41,013,140
Apr-23	617,048,805	576,035,665	0	0	0	41,013,140
Mar-23	618,029,834	577,016,694	0	0	0	41,013,140
Feb-23	619,187,600	578,174,460	0	0	0	41,013,140
Jan-23	620,159,064	579,145,923	0	0	0	41,013,140
Dec-22	621,126,181	580,113,040	0	0	20,991,643	20,021,497
Nov-22	622,149,773	581,136,633	0	0	20,991,643	20,021,497
Oct-22	623,200,506	582,094,845	0	0	21,026,329	20,079,332
Sep-22	668,856,470	583,109,857	0	0	65,606,527	20,140,087
Aug-22	669,955,120	584,059,241	0	0	65,698,543	20,197,336
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	416000120	20,021,497.28	22,977,643.39	10,130,000.00	10/21/22	(8,887.00)	(0.01880)	03/31/23	01/01/24	184
10	440000318	20,991,642.83	22,047,209.67	15,000,000.00	03/13/23	(960,161.00)	(2.46440)	03/31/23	01/01/24	244
Totals		41,013,140.11	45,024,853.06	25,130,000.00		(969,048.00)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9	416000120	OF	IA	05/03/17	7

There are 2 collateral properties for this loan, both of which have become REO in June 2020. 600 Third Ave: Collateral is one, 3-story office bldg built in 2012 with 40,988 nrsf, in Cedar Rapids, IA. Property has 57 spaces of onsite parking.

Immediat e area surrounding subject is older development of commercial buildings built before 1940 in the CBD. DM: Nothing significant. Leasing Summary: No new leases or lease renewals have been completed to date since REO Title date, leasing traction remains very slow - the property is underparked, making leasing more challenging. Marketing Summary: The property is currently not for sale. Town Center Office: Collateral is a mixed-use property with two, 5-story office

bldgs, with lower level, built in 19     13 and 1991 and significantly remodeled in 2009. Property includes a 310-stall parking garage with ground floor commercial space. All 3 structures are connected and are accessible via the city skywalk system. Total rentable area is 180,204 sf. Property is located at 201 & 221 3rd Avenue SE, and 324 2nd Street SE in Cedar Rapids, IA. DM: Parking structure is in poor condition and needs significant repairs or redevelopment. Engineers have completed scope, and bids are being solicited. Leasing Summary: Leasing remains slow, currently no new prospects. Marketing: Property is not for sale. Addressing borrower-created litigation to allow sale of property. Holding approx.

$419K at properties or in suspense for TI/LC and CAPEX needs.

10	440000318	LO	IL	04/17/20	7

Franchise Agreement expiring 4/2025. The subject is the fee simple interest in a Holiday Inn Express located in Downtown Chicagos Mag Mile district. The property, constructed in 1925, was converted to a HIE in 2007 for $16MM. The property feature s 174 rooms, fitness center, and business center. Companion Loan: None. Deferred Maintenance / Repair Issues: The property is currently Closed due to an water main break, which occurred in 1/2022. GC has been selected and

AIA is being circulated for execution by all parties. Cost for contsruction is $1.6MM, plus IHG specific FF&E of $120K. AIA was fully executed by both Parties, official commencement date is March 7th. Hotel officially re-opened for business on 5/22/2022. 100% con struc tion completion is scheduled for week of 6/26/2023. Marketing Summary: TBD due to re-opening

1 Property Type Codes					2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	440000315	0.00	5.15300%	0.00	5.15300%	8	10/27/20	--	--
16	690921522	12,292,654.18	4.92000%	12,292,654.18	4.92000%	10	06/30/20	04/01/20	08/11/20
21	440000313	0.00	5.40600%	0.00	5.40600%	10	09/30/20	08/01/20	11/12/20
23	416000116	8,079,394.43	5.13000%	8,079,394.43	5.13000%	10	08/10/20	07/01/20	09/11/20
33	416000117	5,359,273.01	5.15000%	5,359,273.01	5.15000%	10	08/10/20	07/01/20	09/11/20
35	440000309	0.00	5.36100%	0.00	5.36100%	8	02/15/22	02/01/21	--
Totals		25,731,321.62		25,731,321.62
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
5	440000319 10/17/22	44,542,605.31	24,100,000.00	28,488,706.36	5,544,917.09	28,488,706.36	22,943,789.27	21,598,816.04	0.00	(5,763.37)	21,604,579.41	45.96%
48	301330048 04/17/19	2,439,606.26	4,500,000.00	2,533,239.12	93,632.86	2,533,239.12	2,439,606.26	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		46,982,211.57	28,600,000.00	31,021,945.48	5,638,549.95	31,021,945.48	25,383,395.53	21,598,816.04	0.00	(5,763.37)	21,604,579.41

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
5	440000319	06/16/23	0.00	0.00	21,604,579.41	0.00	0.00	262.50	0.00	0.00	21,604,579.41
		02/17/23	0.00	0.00	21,604,316.91	0.00	0.00	4,711.87	0.00	0.00
		01/18/23	0.00	0.00	21,599,605.04	0.00	0.00	789.00	0.00	0.00
		10/17/22	0.00	0.00	21,598,816.04	0.00	0.00	21,598,816.04	0.00	0.00
48	301330048	04/17/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	21,604,579.41	0.00	0.00	21,604,579.41	0.00	0.00	21,604,579.41

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	0.00	0.00	3,741.55	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	4,171.15	0.00	0.00	0.00	0.00	96,103.19	0.00	0.00	0.00	0.00
10	0.00	0.00	4,373.26	0.00	0.00	0.00	0.00	91,960.89	0.00	0.00	0.00	0.00
Total	0.00	0.00	8,544.41	0.00	3,741.55	0.00	0.00	188,064.08	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		200,350.04

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Supplemental Notes
Exchange of Exchangeable Certificates--November 2015

In November 2015 an exchange of exchangeable certificates took effect in which $89,524,000.00 of Class PEX was exchanged for $35,031,000.00 of Class A-S, $36,328,000.00 of Class B, and $18,165,000.00 of Class C.

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